Leases liabilities (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Leases liabilities
Opening Balance	R$ 47,059	R$ 31,667
Additions	129,551	32,590
Opening Balance Lease Liabilties	35
Business combination		14,610
Writeoff Lease Liabilities	(5,532)
Payments - Principal	112,459	32,802
Interest Payment on Lease Liabilties	(2,650)	(2,400)
Interest appropriation	3,434	4,183
Exchange-rate change	(1,958)	(789)
Ending Balance	57,480	47,059
Current lease liabilities	(22,620)	(14,411)
Non-current lease liabilities	(34,860)	(32,648)
Unwinding interest from lease agreements
Leases liabilities
Opening Balance	5,266	4,946
Additions	(5,162)	(3,162)
Opening Balance Lease Liabilties	0
Business combination		(1,298)
Writeoff Lease Liabilities	1,843
Payments - Principal	0	0
Interest Payment on Lease Liabilties	(185)	(37)
Interest appropriation	3,434	4,183
Exchange-rate change	331	(6)
Ending Balance	5,005	5,266
Current lease liabilities	(2,272)	(2,289)
Non-current lease liabilities	(2,733)	(2,977)
Lease liabilities, gross
Leases liabilities
Opening Balance	52,325	36,613
Additions	134,713	35,752
Opening Balance Lease Liabilties	35
Business combination		15,908
Writeoff Lease Liabilities	(7,375)
Payments - Principal	112,459	32,802
Interest Payment on Lease Liabilties	(2,465)	(2,363)
Interest appropriation	0	0
Exchange-rate change	(2,289)	(783)
Ending Balance	62,485	52,325
Current lease liabilities	(24,892)	(16,700)
Non-current lease liabilities	R$ (37,593)	R$ (35,625)